Revenues (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Dec. 31, 2018
Revenue Recognition [Abstract]
Revenue recognized	$ 14,100	$ 31,900
Deferred revenue noncurrent portion	16,652	16,652	$ 18,422
Remaining performance obligations	91,100	91,100
Expected remaining performance obligations recognized during next 12 months	71,700	71,700
Expected remaining performance obligations recognized subsequent to next 12 months	13,600	13,600
Expected remaining performance obligations recognized remainder thereafter	5,700	5,700
Deferred sales commissions	$ 3,500	$ 3,500	$ 3,100